Summary of significant accounting policies - Deferred Revenue, Remaining Performance Obligations and Cost of Revenue (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Unbilled receivables, current	$ 246	$ 290
Recognized revenue	93,195	$ 76,676	$ 53,145
Remaining performance obligation	$ 195,196
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Percent of revenue to be recognized	80.00%
Period of revenue recognition	1 year
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction [Line Items]
Period of revenue recognition